Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Sep. 30, 2013	May 16, 2013
Property, Plant and Equipment
Property, plant and equipment, gross	$ 4,804,000,000	$ 2,465,000,000	[1]
Under construction	8,000,000	6,000,000
Less accumulated depreciation	(338,000,000)	(174,000,000)
Property, Plant and Equipment, Net	4,466,000,000	2,291,000,000	[1]
Proceeds from renewable energy grants	137,000,000	25,000,000		28,000,000
Support Equipment and Facilities [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	4,709,000,000	2,373,000,000
Land and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	87,000,000	86,000,000
Borrego
Property, Plant and Equipment
Renewable energy grant, gross						39,000,000
Renewable energy grants, net					36,000,000
Deferred tax asset, renewable energy grant					10,000,000
Proceeds from renewable energy grants	30,000,000
TA - High Desert LLC [Member]
Property, Plant and Equipment
Renewable energy grant, gross						25,000,000
Deferred Tax Assets, Deferred Income					6,000,000
Renewable energy grants, net					20,000,000
Proceeds from renewable energy grants	20,000,000
Kansas South [Member]
Property, Plant and Equipment
Renewable energy grant, gross						23,000,000
Deferred Tax Assets, Deferred Income					6,000,000
Renewable energy grants, net					21,000,000
Proceeds from renewable energy grants	$ 21,000,000
Minimum | Support Equipment and Facilities [Member]
Property, Plant and Equipment
Property, plant and equipment, useful life	2 years
Maximum | Support Equipment and Facilities [Member]
Property, Plant and Equipment
Property, plant and equipment, useful life	40 years

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.